FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Level 1 | Fair Value
Assets
Cash and cash equivalents	$ 116,382	$ 134,784
Restricted cash	2,254	3,289
Marketable securities	0	2,187
Level 1 | Carrying Value
Assets
Cash and cash equivalents	116,382	134,784
Restricted cash	2,254	3,289
Marketable securities	0	2,187
Level 2 | Fair Value
Assets
Related party shareholder loans	0	837
Derivative assets	28,070	33,123
Liabilities
Derivative liabilities	172	1,313
Level 2 | Carrying Value
Assets
Related party shareholder loans	0	837
Derivative assets	28,070	33,123
Liabilities
Derivative liabilities	172	1,313
Level 2 | Secured Debt | Fair Value
Liabilities
Long-term debt - floating	1,380,673	1,131,506
Level 2 | Secured Debt | Carrying Value
Liabilities
Long-term debt - floating	$ 1,380,673	$ 1,131,506